Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Key Management Personnel Disclosures

NOTE 21. KEY MANAGEMENT PERSONNEL DISCLOSURES

(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Short-term employee benefits	1,588,899	1,521,119	1,256,272
Long-term employee benefits	11,115	11,429	6,879
Post-employment benefits	33,458	36,370	38,184
Share-based payments	789,633	1,740,238	637,637

	2,423,105	3,309,156	1,938,972

(b) Equity instrument disclosures relating to key management personnel

(i) Options provided as remuneration and shares issued on exercise of such options

For details of options provided as remuneration and shares issued on the exercise of such options, together with terms and conditions of the options, please refer to note 30.

(ii) Shareholding

The numbers of shares in the company held during the financial year by each director of and other key management personnel of the group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation.

June 30, 2019	Balance at start of the year		Received during the year on the exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Dr. Russell Howard	—		2,500,000	—	—	2,500,000
Mr. Pete Meyers	9,534,837		2,736,367	—	—	12,271,204
Mr. Marc Voigt	41,605,293		16,666,667	—	—	58,271,960
	45		—	—	—	45
Mr Grant Chamberlain	—		4,739,293	—	—	4,739,293
Ms. Deanne Miller	19,768,418		8,333,333	—	(4,957,550)	23,144,201
Dr. Frédéric Triebel	32,464,375		11,666,667	—	—	44,131,042

Total ordinary shares	103,372,923		46,642,327	—	(4,957,550)	145,057,700

Total ADSs	45		—	—	—	45

* American Depositary Shares (ADSs) traded on the NASDAQ

June 30, 2018	Balance at start of the year		Received during the year on exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Dr Russell Howard	—		—	—	—	—
Mr Pete Meyers	6,862,744		2,672,093	—	—	9,534,837
Mr Marc Voigt	18,271,960		23,333,333	—	—	41,605,293
	45	*	—	—	—	45
Mr Grant Chamberlain	—		—	—	—	—
Ms Lucy Turnbull, AO**	20,359,576		—	—	(20,359,576)	—
Mr Albert Wong**	3,837,500		—	—	(3,837,500)	—
Ms Deanne Miller	8,243,572		12,333,334	—	(808,488)	19,768,418
Dr Frédéric Triebel	15,978,049		16,486,326	—	—	32,464,375

Total ordinary shares	73,553,401		54,825,086	—	(25,005,564)	103,372,923

Total ADSs	45		—	—	—	45

*	American Depository Shares (ADSs) traded on the NASDAQ
**

At the date of resignation, the shareholding balance for Ms Lucy Turnbull and Mr Albert Wong are 20,359,576 shares and 3,837,500 shares respectively. The changes during the year is not the actual disposal of the shares. It represents derecognition due to the fact that they ceased to be directors of the company.

June 30, 2017	Balance at start of the year		Received during the year on the exercise of performance rights	Received during the year on the exercise of options	Other changes during the year	Balance at end of the year
Ordinary shares
Ms. Lucy Turnbull, AO	20,359,576		—	—	—	20,359,576
Mr. Albert Wong	3,837,500		—	—	—	3,837,500
Dr. Russell Howard	—		—	—	—	—
Mr. Pete Meyers	4,289,215		2,573,529	—	—	6,862,744
Mr. Marc Voigt	11,605,293		6,666,667	—	—	18,271,960
	150	*	—	—	(105)*	45	*
Ms. Deanne Miller	4,950,980		4,000,000	—	(707,408)	8,243,572
Dr. Frédéric Triebel	12,644,716		3,333,333	—	—	15,978,049

Total ordinary shares	57,687,280		16,573,529	—	(707,408)	73,553,401

Total ADSs	150		—	—	(105)	45

*	American Depositary Shares (ADSs) traded on the NASDAQ. The change is due to the change of ADS ration from 30:1 to 100:1 during the fiscal year 2017.

(iii) Option holdings

The number of options over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below:

June 30, 2019	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt	—	—	—	—	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms. Deanne Miller	—	—	—	—	—	—	—
Dr Frédéric Triebel[1]	24,000,600	—	—	(24,000,600)	—	—	—

	24,000,600	—	—	(24,000,600)	—	—	—

[1]	This amount represents warrants which were issued to Dr Frédéric Triebel upon the acquisition of Immutep. The above options lapsed during the year ended 30 June 2019.

June 30, 2018	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt[1]	643,629	—	—	(643,629)	—	—	—
Mr Grant Chamberlain	—	—	—	—	—	—	—
Ms Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr Albert Wong	—	—	—	—	—	—	—
Ms. Deanne Miller[1]	121,212	—	—	(121,212)	—	—	—
Dr Frédéric Triebel[2]	24,000,600	—	—	—	24,000,600	24,000,600	—

	24,765,441	—	—	(764,841)	24,000,600	24,000,600	—

[1]	The above options lapsed during the year ended 30 June 2018.
[2]	This amount represents warrants which were issued to Dr Frédéric Triebel upon the acquisition of Immutep.

June 30, 2017	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Options over ordinary shares
Ms. Lucy Turnbull, AO1	4,439,894	—	—	(4,439,894)	—	—	—
Mr. Albert Wong	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	—	—	—	—	—	—	—
Mr. Marc Voigt[1]	721,754	—	—	(78,125)	643,629	643,629	—
Ms. Deanne Miller	121,212	—	—	—	121,212	121,212	—
Dr Frédéric Triebel	24,000,600	—	—	—	24,000,600	24,000,600	—

	29,283,460	—	—	(4,518,019)	24,765,441	24,765,441	—

[1]	The above options lapsed during the year ended 30 June 2017.

The number of performance rights over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below:

June 30, 2019	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	—	10,000,000	(2,500,000)	—	7,500,000	—	7,500,000
Mr. Pete Meyers	8,209,101	—	(2,736,367)	—	5,472,734	—	5,472,734
Mr. Marc Voigt	45,588,236	—	(16,666,667)	(12,254,903)	16,666,666	—	16,666,666
Mr Grant Chamberlain	13,272,356	—	(4,739,293)	—	8,533,063	—	8,533,063
Ms. Deanne Miller	20,343,137	—	(8,333,333)	(3,676,471)	8,333,333	—	8,333,333
Dr. Frédéric Triebel	23,333,334	—	(11,666,667)	—	11,666,667	—	11,666,667

	110,746,164	10,000,000	(46,642,327)	(15,931,374)	58,172,463	—	58,172,463

June 30, 2018	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	10,881,194	—	(2,672,093)	—	8,209,101	—	8,209,101
Mr. Marc Voigt	18,921,569	50,000,000	(23,333,333)	—	45,588,236	—	45,588,236
Mr Grant Chamberlain	—	13,272,356	—	—	13,272,356	—	13,272,356
Ms Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr Albert Wong	—	—	—	—	—	—	—
Ms. Deanne Miller	7,676,471	25,000,000	(12,333,334)	—	20,343,137	—	20,343,137
Dr. Frédéric Triebel	4,819,660	35,000,000	(16,486,326)	—	23,333,334	—	23,333,334

	42,298,894	123,272,356	(54,825,086)	—	110,746,164	—	110,746,164

June 30, 2017	Balance at start of the year	Granted	Exercised	Other Changes	Balance at end of the year	Vested and exercisable	Unvested
Rights over ordinary shares
Ms. Lucy Turnbull, AO	—	—	—	—	—	—	—
Mr. Albert Wong	—	—	—	—	—	—	—
Dr. Russell Howard	—	—	—	—	—	—	—
Mr. Pete Meyers	3,431,373	10,023,350	(2,573,529)	—	10,881,194	—	10,881,194
Mr. Marc Voigt	25,588,236	—	(6,666,667)	—	18,921,569	—	18,921,569
Ms. Deanne Miller	11,676,471	—	(4,000,000)	—	7,676,471	—	7,676,471
Dr. Frédéric Triebel	8,152,993	—	(3,333,333)	—	4,819,660	—	4,819,660

	48,849,073	10,023,350	(16,573,529)	—	42,298,894	—	42,298,894